MANAGEMENT'S LIQUIDITY PLANS (Details Textual) - USD ($)		1 Months Ended									6 Months Ended		12 Months Ended
	Aug. 06, 2018	Aug. 23, 2018	Aug. 23, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Apr. 11, 2017	Jan. 31, 2017	Dec. 31, 2016	May 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Going Concern And Management Liquidity Plans [Line Items]
Working Capital Deficit											$ 750,341
Cash				$ 1,960,430					$ 1,409,418		679,590		$ 1,960,430	$ 1,409,418
Net Cash Provided by (Used in) Operating Activities											(1,094,896)	$ (1,021,316)	(1,622,719)	$ (2,340,281)
Stock Issued During Period, Shares, New Issues						428,571		14,286	157,142	468,572				104,286
Payments of Stock Issuance Costs										$ 63,292
Proceeds from Issuance of Common Stock											0	50,000	1,550,000	$ 2,129,082
Working Capital Amount				2,198,926									2,198,926
Working Capital				785,084									785,084
Proceeds from Issuance or Sale of Equity													1,550,000
Proceeds from Convertible Debt							$ 50,000				$ 0	$ 50,000	862,500	$ 0
Proceeds from Warrant Exercises				$ 52,500	$ 157,500								$ 210,000
Subsequent Event [Member]
Going Concern And Management Liquidity Plans [Line Items]
Stock Issued During Period, Shares, New Issues	992,000	8,000
Payments of Stock Issuance Costs	$ 652,365	$ 2,000
Common Stock, Shares Subscribed but Unissued	48,000
Shares Issued, Price Per Share	$ 6.25	$ 6.25	$ 6.25
Proceeds from Issuance of Common Stock	$ 5,547,635		$ 48,000
Proceeds from Common Stock Subscriptions	288,000
Payments of Costs Related to Common Stock Subscriptions	$ 12,000